Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Income Taxes [Abstract]
Summary of Balances of Recoverable Taxes

The balances of recoverable taxes are comprised as follows:

	December 31, 2022		December 31, 2023		December 31, 2024
Recoverable taxes:
ISR	Ps.	69,326	Ps.	645,868	Ps.	395,304
IVA		516,114		482,353		361,320
Withholding taxes		31,955		20,513		43,418
IMPAC		23,781		1,203		1,203
Corporation taxes		11,515		96,547		185,080
Other		5,430		6,533		24,385
	Ps.	658,121	Ps.	1,253,017	Ps.	1,010,710

Summary of Income Tax Expense (Benefit)
c.
Income Tax – Income tax expense (benefit) for the years ended December 31, 2022, 2023 and 2024 consists of the following:

	2022		2023		2024
ISR:
Current	Ps.	3,849,778	Ps.	3,616,811	Ps.	3,989,603
Deferred		(759,566)		(544,721)		(749,301)
	Ps.	3,090,212	Ps.	3,072,090	Ps.	3,240,302

Schedule of Effective Tax Rate
d.
Effective tax rate – The reconciliation of the statutory income tax rate and the actual effective income tax rate as a percentage of income before income taxes for the years ended December 31, 2022, 2023 and 2024 is shown below:

	%	2022		%		2023	%	2024
'Income before income taxes		Ps.	12,275,686		Ps.	12,761,690		Ps.	12,115,741
Income tax by applying the weighted average statutory rate (1)	30.0%		3,682,706	28.3%		3,615,812	30.9%		3,634,722
Effects of inflation over monetary assets	(4.5)%		(547,859)	(3.6)%		(454,352)	(4.3)%		(403,499)
(Unrecognized) applied tax loss carryforwards	((0.0)%		(6,105)	(0.2)%		(28,028)	(0.1)%		(2,160)
Employee benefits	(0.1%)		(9,553)	(0.1%)		(17,939)	(0.3%)		(9,243)
Tax rate change	(—%)		-	(—%)		-	0.4%		15,236
Other	(0.2)%		(28,977)	(0.3)%		(43,403)	0.1%		5,246
Effective tax rate	25.2%	Ps.	3,090,212	24.1%	Ps.	3,072,090	26.7%	Ps.	3,240,302

(1)
The tax rate used for the 2022, 2023 and 2024 previous reconciliations above is the average corporate tax rate, respectively payable by corporate entities in Mexico, Jamaica and Spain on taxable profits in accordance with tax laws in these jurisdictions.

Schedule of Net Deferred Income Tax Assets and Net Deferred Income Tax Liabilities

The net assets for deferred taxes belong to Mexico subsidiaries:

	December 31, 2022		December 31, 2023		December 31, 2024
Deferred ISR asset (liability):
Expected credit loss	Ps.	40,449	Ps.	37,063	Ps.	14,857
Machinery and equipment		122,854		139,178		148,473
Improvements to concession assets		1,037,511		1,293,468		1,363,641
Airport concessions and rights to use airport facilities		5,432,747		5,588,605		5,673,273
Other acquired rights		176,967		183,100		187,441
Derivative financial instruments		(87,067)		(50,231)		(5,420)
Other assets		492		622		899
Tax loss carryforwards		-		28,028		588,177
Employee benefits		66,073		81,562		117,555
Accruals		20,142		36,418		39,819
Net deferred income tax asset	Ps.	6,810,168	Ps.	7,337,813	Ps.	8,128,715

The net deferred income tax liabilities relate to subsidiaries in Mexico and Jamaica:

	December 31, 2022		December 31, 2023		December 31, 2024
Deferred tax (liability) asset:
Trade receivables	Ps.	-	Ps.	4,863	Ps.	8,383
Machinery, equipment and improvements on leased assets		(3,161)		25,309		33,599
Improvements to concession assets		(1,461)		(1,089)		(1,215)
Airport concessions		(528,757)		(394,725)		(1,174,504)
Accruals		44,575		30,468		77,948
Deferred tax liability	Ps.	(488,804)	Ps.	(335,174)	Ps.	(1,055,789)

Schedule of Unrecognized Deferred Income Tax Assets
f.
Unrecognized deferred income tax assets – Unrecognized deferred income tax assets in the consolidated statement of financial position are comprised of the following items of the Mexican Companies:

	December 31, 2022		December 31, 2023		December 31, 2024
Tax loss carryforwards	Ps.	392,549	Ps.	431,934	Ps.	465,308
Deductible tax temporary difference		132,089		138,326		142,942
	Ps.	524,638	Ps.	570,260	Ps.	608,250

Summary of Deferred Income Tax from Tax Loss Carryforwards
g.
Deferred income tax from tax loss carryforwards – The Company generated tax loss carryforwards in the airport of Los Mochis, Manzanillo, IEM, GAP and CORSA. With respect to tax legislation relating to concessions, such losses will expire in 2048, except for IEM whose losses were originated in 2014 to expire in this fiscal year and GAP that its loss were originated in 2024 and expire until 2034 for their application. Tax losses that can be recovered based on management’s financial projections are recognized as part of the deferred tax asset.

	December 31, 2022		December 31, 2023		December 31, 2024
Tax loss carryforwards	Ps.	1,308,497	Ps.	1,579,920	Ps.	3,418,190
Unrecognized tax loss carryforwards		(1,308,497)		(1,439,780)		(1,551,027)
Recognized tax loss carryforwards	Ps.	-	Ps.	140,140	Ps.	1,867,163

Summary of Reconciliation of Changes in Deferred Tax Assets
h.
Balances and movements of deferred taxes during the period.

	Balance as of January 1, 2022		Effects of profit and loss		Other comprehensive income		Balance as of December 31, 2022
Temporary differences for the deferred tax asset:
Expected credit loss	Ps.	30,238	Ps.	10,211	Ps.	—	Ps.	40,449
Machinery, equipment and improvements on leased assets		75,671		47,183		—		122,854
Improvements to concession assets		834,813		202,698		—		1,037,511
Airport concessions and rights to use airport facilities		5,046,004		386,743		—		5,432,747
Other acquired rights		161,316		15,651		—		176,967
Derivative financial instruments		(5,160)		(38,636)		(43,271)		(87,067)
Other assets		459		33		—		492
Tax loss carryforwards		6,104		(6,104)		—		-
Employee benefits		56,313		10,602		(842)		66,073
Accruals		25,128		(4,986)		—		20,142
Total deferred tax asset	Ps.	6,230,886	Ps.	623,395	Ps.	(44,113)	Ps.	6,810,168

	Balance as of January 1, 2023		Effects of profit and loss		Other comprehensive income		Balance as of December 31, 2023
Temporary differences for the deferred tax asset:
Expected credit loss	Ps.	40,449	Ps.	(3,386)	Ps.	—	Ps.	37,063
Machinery, equipment and improvements on leased assets		122,854		16,324		—		139,178
Improvements to concession assets		1,037,511		255,957		—		1,293,468
Airport concessions and rights to use airport facilities		5,432,747		155,858		—		5,588,605
Other acquired rights		176,967		6,133		—		183,100
Derivative financial instruments		(87,067)		6,876		29,959		(50,232)
Other assets		492		130		—		622
Tax loss carryforwards		-		28,028		—		28,028
Employee benefits		66,073		16,088		(599)		81,562
Accruals		20,142		16,277		—		36,419
Total deferred tax asset	Ps.	6,810,168	Ps.	498,285	Ps.	29,360	Ps.	7,337,813

	Balance as of January 1, 2024		Effects of profit and loss		Other comprehensive income		Balance as of December 31, 2024
Temporary differences for the deferred tax asset:
Expected credit loss	Ps.	37,063	Ps.	(22,206)	Ps.	—	Ps.	14,857
Machinery, equipment and improvements on leased assets		139,178		9,295		—		148,473
Improvements to concession assets		1,293,468		70,173		—		1,363,641
Airport concessions and rights to use airport facilities		5,588,605		84,668		—		5,673,273
Other acquired rights		183,100		4,341		—		187,441
Derivative financial instruments		(50,232)		16,825		27,987		(5,420)
Other assets		622		277		—		899
Tax loss carryforwards		28,028		560,149		—		588,177
Employee benefits		81,562		33,764		2,229		117,555
Accruals		36,419		3,400		—		39,819
Total deferred tax asset	Ps.	7,337,813	Ps.	760,686	Ps.	30,216	Ps.	8,128,715

Summary of Reconciliation of Changes in Deferred Tax Liabilities

	Balance as of January 1, 2022		Effects of profit and loss		Other comprehensive income		Balance as of December 31, 2022
Temporary differences for the deferred tax liability:
Trade accounts receivable	Ps.	(1,204)	Ps.	2,935	Ps.	(1,731)	Ps.	-
Machinery, equipment and improvements on leased assets		(27,644)		83,377		(58,894)		(3,161)
Improvements to concession assets		(1,702)		101		140		(1,461)
Airport concessions		(618,567)		48,546		41,264		(528,757)
Accruals		42,485		1,212		878		44,575
Total deferred tax liability	Ps.	(606,632)	Ps.	136,171	Ps.	(18,343)	Ps.	(488,804)

	Balance as of January 1, 2023		Effects of profit and loss		Other comprehensive income		Balance as of December 31, 2023
Temporary differences for the deferred tax liability:
Trade accounts receivable	Ps.	-	Ps.	4,863	Ps.	-	Ps.	4,863
Machinery, equipment and improvements on leased assets		(3,161)		1,986		26,484		25,309
Improvements to concession assets		(1,461)		89		283		(1,089)
Airport concessions		(528,757)		42,855		91,177		(394,725)
Accruals		44,575		(3,357)		(10,750)		30,468
Total deferred tax liability	Ps.	(488,804)	Ps.	46,436	Ps.	107,194	Ps.	(335,174)

	Balance as of January 1, 2024		Effects of profit and loss		Acquired in business combinations		Other comprehensive income		Balance as of December 31, 2024
Temporary differences for the deferred tax liability:
Trade accounts receivable	Ps.	4,863	Ps.	2,549	Ps.	-	Ps.	971	Ps.	8,383
Machinery, equipment and improvements on leased assets		25,309		3,234		-		5,056		33,599
Improvements to concession assets		(1,089)		92		-		(218)		(1,215)
Airport concessions		(394,725)		(58,653)		(642,273)		(78,853)		(1,174,504)
Accruals		30,468		41,393		-		6,087		77,948
Total deferred tax liability	Ps.	(335,174)	Ps.	(11,385)	Ps.	(642,273)	Ps.	(66,957)	Ps.	(1,055,789)